Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The following table summarizes the recognized fair values of identifiable assets acquired and liabilities assumed as of the acquisition date:

Amounts recognized as of acquisition date	August 17, 2015 Fair value
Assets:
Receivables	$11.5
Inventories	6.0
Other current assets	0.1
Property, plant and equipment	0.1
Intangibles	44.2
Goodwill	84.5
Total assets	$146.4
Liabilities:
Accounts payable	$7.6
Accrued expenses	0.3
Total liabilities	$7.9
Net assets acquired	$138.5

Schedule of Payments for Interest and Income Taxes
Payments for interest and income taxes were as follows:
	2015	2014	2013
Interest	$66	$57	$33
Income taxes	$214	$206	$206

Business Combinations
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The Company’s acquisitions and divestitures of businesses and interests in affiliates, net of cash acquired were as follows:

	2015	2014	2013
Business combinations and other acquisitions:
Fair value of assets acquired, excluding cash	$(146.4)	—	—
Liabilities assumed	7.9	—	—
Fair value of earn-out and deferred purchase consideration	39.6	—	—
Total business combinations	$(98.9)	—	—
Acquisition of additional interests in subsidiaries	(4.2)	—	—
Acquisition of businesses and interests in affiliates, net of cash acquired	$(103.1)	$—	$—

	2015	2014	2013
Divestitures of business, net of cash disposed	$—	$2.4	$—